NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI  53202
414-299-7369
May 7, 1998

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	NML Variable Annuity Account B
File No. 2-29240
EDGAR CIK:  0000072176

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated April 30, 1998 for the above-referenced entity, to be used in connection with the Prospectus for Northwestern Mutual Series Fund, Inc., also dated April 30, 1998 (file no. 2-89971 and EDGAR CIK no. 0000742212), do not differ from that contained in Post-Effective Amendment No. 56 (the "Amendment") to the Registration statement on Form N-4. This Amendment was filed electronically on April 28, 1998.

Any comments on this filing should be directed to Merrill C.
Lundberg, Assistant General Counsel, at 414-299-7369.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,



/s/Sara A. Holm
Paralegal Specialist



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